Shareholder Report, Average Annual Return (Details)	12 Months Ended	53 Months Ended
	Dec. 31, 2024	Dec. 31, 2024
C000217973
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund (Based on Net Asset Value)
Without Sales Load [Member] | C000217973
Average Annual Return [Line Items]
Average Annual Return, Percent	30.08%	11.28%
T. Rowe Index: Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Regulatory Benchmark
Average Annual Return, Percent	23.81%	15.02%
T. Rowe Index: Russell 1000 Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Strategy Benchmark
Average Annual Return, Percent	33.36%	16.82%
T. Rowe Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Previous Benchmark
Average Annual Return, Percent	25.02%	15.73%